Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
April 30, 2024
EQU-NPRT1-0624
1.800336.120
Common Stocks - 97.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,857,988	48,271
Verizon Communications, Inc.	1,808,264	71,408
		119,679
Entertainment - 0.8%
The Walt Disney Co.	522,500	58,050
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A	446,372	72,660
Media - 1.5%
Comcast Corp. Class A	2,383,663	90,841
Interpublic Group of Companies, Inc.	845,589	25,740
		116,581
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	459,750	75,477
TOTAL COMMUNICATION SERVICES		442,447
CONSUMER DISCRETIONARY - 4.0%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	689,678	32,573
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	347,813	94,967
Specialty Retail - 2.0%
Best Buy Co., Inc.	174,584	12,856
Burlington Stores, Inc. (a)	163,775	29,470
Dick's Sporting Goods, Inc.	32,170	6,464
Lowe's Companies, Inc.	140,978	32,142
TJX Companies, Inc.	834,790	78,545
		159,477
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co. (b)	60,127	4,788
Tapestry, Inc.	629,950	25,148
		29,936
TOTAL CONSUMER DISCRETIONARY		316,953
CONSUMER STAPLES - 9.2%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	1,801,821	60,721
The Coca-Cola Co.	1,168,048	72,150
		132,871
Consumer Staples Distribution & Retail - 3.8%
Albertsons Companies, Inc.	525,300	10,716
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	496,147	27,499
BJ's Wholesale Club Holdings, Inc. (a)	421,929	31,510
Costco Wholesale Corp.	26,701	19,302
Dollar Tree, Inc. (a)	317,145	37,502
Metro, Inc.	449,870	23,012
Target Corp.	107,562	17,315
Walmart, Inc.	2,226,342	132,133
		298,989
Food Products - 1.0%
Bunge Global SA	265,284	26,995
Mondelez International, Inc.	664,150	47,779
		74,774
Household Products - 1.7%
Procter & Gamble Co.	799,866	130,538
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	154,692	22,695
Kenvue, Inc.	2,519,193	47,411
Unilever PLC	207,797	10,750
		80,856
TOTAL CONSUMER STAPLES		718,028
ENERGY - 8.7%
Oil, Gas & Consumable Fuels - 8.7%
Canadian Natural Resources Ltd.	880,319	66,709
ConocoPhillips Co.	851,085	106,913
Enterprise Products Partners LP	1,770,650	49,720
Exxon Mobil Corp.	2,228,111	263,519
Hess Corp.	384,767	60,597
Imperial Oil Ltd.	975,036	67,037
Phillips 66 Co.	258,027	36,952
Valero Energy Corp.	198,465	31,729
		683,176
FINANCIALS - 20.4%
Banks - 12.9%
Bank of America Corp.	5,607,406	207,530
Huntington Bancshares, Inc.	4,263,404	57,428
JPMorgan Chase & Co.	1,671,632	320,523
M&T Bank Corp.	445,692	64,353
PNC Financial Services Group, Inc.	808,124	123,853
U.S. Bancorp	1,379,500	56,049
Wells Fargo & Co.	2,973,843	176,408
		1,006,144
Capital Markets - 0.7%
BlackRock, Inc. Class A	76,300	57,579
Consumer Finance - 0.7%
Capital One Financial Corp.	380,020	54,506
Financial Services - 0.7%
Visa, Inc. Class A	192,261	51,643
Insurance - 5.4%
American Financial Group, Inc.	365,288	46,666
Chubb Ltd.	522,029	129,797
Hartford Financial Services Group, Inc.	1,046,524	101,398
Marsh & McLennan Companies, Inc.	316,527	63,125
The Travelers Companies, Inc.	402,336	85,360
		426,346
TOTAL FINANCIALS		1,596,218
HEALTH CARE - 12.6%
Biotechnology - 1.4%
AbbVie, Inc.	221,000	35,943
Gilead Sciences, Inc.	1,153,293	75,195
		111,138
Health Care Providers & Services - 2.0%
Cigna Group	212,877	76,006
UnitedHealth Group, Inc.	164,616	79,625
		155,631
Life Sciences Tools & Services - 1.9%
Danaher Corp.	596,824	147,189
Pharmaceuticals - 7.3%
AstraZeneca PLC (United Kingdom)	652,204	98,645
Eli Lilly & Co.	81,614	63,749
GSK PLC	925,600	19,203
Johnson & Johnson	756,665	109,406
Merck & Co., Inc.	1,033,777	133,585
Roche Holding AG (participation certificate)	210,668	50,479
Royalty Pharma PLC	1,325,307	36,711
Sanofi SA	596,005	58,881
		570,659
TOTAL HEALTH CARE		984,617
INDUSTRIALS - 13.6%
Aerospace & Defense - 4.6%
General Dynamics Corp.	145,300	41,714
General Electric Co.	911,882	147,561
Huntington Ingalls Industries, Inc.	184,068	50,974
Northrop Grumman Corp.	129,971	63,040
The Boeing Co. (a)	320,263	53,753
		357,042
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	340,272	50,183
Building Products - 0.6%
Johnson Controls International PLC	767,679	49,953
Commercial Services & Supplies - 0.4%
GFL Environmental, Inc.	491,067	15,670
Veralto Corp.	196,341	18,393
		34,063
Construction & Engineering - 0.2%
MDU Resources Group, Inc.	594,800	14,692
Electrical Equipment - 1.7%
AMETEK, Inc.	398,298	69,567
GE Vernova LLC	259,895	39,948
Regal Rexnord Corp.	120,892	19,508
		129,023
Ground Transportation - 0.3%
Norfolk Southern Corp.	97,800	22,525
Industrial Conglomerates - 1.0%
Hitachi Ltd.	400,642	36,964
Siemens AG	209,915	39,324
		76,288
Machinery - 2.8%
Crane Co.	474,877	66,488
Fortive Corp.	587,162	44,196
Hillenbrand, Inc.	353,100	16,850
ITT, Inc.	713,176	92,242
		219,776
Professional Services - 0.8%
Experian PLC	494,367	19,940
KBR, Inc.	537,211	34,886
Paychex, Inc.	57,928	6,882
		61,708
Trading Companies & Distributors - 0.6%
Watsco, Inc. (b)	109,749	49,137
TOTAL INDUSTRIALS		1,064,390
INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,868,866	87,799
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co.	355,275	21,604
IT Services - 1.3%
Accenture PLC Class A	122,713	36,926
Amdocs Ltd.	809,699	68,007
		104,933
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	338,078	67,822
NXP Semiconductors NV	428,215	109,704
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	735,212	100,974
		278,500
Software - 2.4%
Gen Digital, Inc.	904,612	18,219
Microsoft Corp.	243,220	94,693
Roper Technologies, Inc.	151,239	77,353
		190,265
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	112,673	19,192
Samsung Electronics Co. Ltd.	1,463,250	81,109
Seagate Technology Holdings PLC	120,876	10,384
		110,685
TOTAL INFORMATION TECHNOLOGY		793,786
MATERIALS - 5.3%
Chemicals - 2.4%
Linde PLC	422,424	186,272
Containers & Packaging - 1.5%
Ball Corp.	780,668	54,311
Crown Holdings, Inc.	765,408	62,817
		117,128
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	2,268,158	113,272
TOTAL MATERIALS		416,672
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	238,179	40,862
Lamar Advertising Co. Class A	712,664	82,562
Public Storage	146,905	38,115
		161,539
UTILITIES - 5.9%
Electric Utilities - 4.1%
Constellation Energy Corp.	415,953	77,342
Exelon Corp.	751,985	28,260
FirstEnergy Corp.	619,358	23,746
NextEra Energy, Inc.	1,469,513	98,413
PG&E Corp.	1,622,822	27,766
Southern Co.	901,679	66,273
		321,800
Gas Utilities - 0.3%
Southwest Gas Holdings, Inc.	276,200	20,610
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	517,235	39,227
Multi-Utilities - 1.0%
Ameren Corp.	342,593	25,307
CenterPoint Energy, Inc.	940,959	27,420
WEC Energy Group, Inc.	346,463	28,632
		81,359
TOTAL UTILITIES		462,996
TOTAL COMMON STOCKS (Cost $4,941,300)		7,640,822

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (c)	186,314,956	186,352
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	36,501,925	36,506
TOTAL MONEY MARKET FUNDS (Cost $222,858)		222,858

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $5,164,158)	7,863,680
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(31,162)
NET ASSETS - 100.0%	7,832,518

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	21,915	463,127	298,690	2,532	-	-	186,352	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	33,925	130,473	127,892	16	-	-	36,506	0.1%
Total	55,840	593,600	426,582	2,548	-	-	222,858

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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